23. Loans and Financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfChangesInLoansAndFinancingLineItems [Line Items]
Loans and financing, beginning	R$ 4,046,293	R$ 4,077,060
Funding	800,044	93,806
Charges	398,949	452,070
Monetary and exchange variations	17,439	12,458
Amortization - principal	(971,187)	(226,973)
Payment - charges	(532,033)	(362,128)
Loans and financing, ending	3,759,505	4,046,293
Foreign currency
DisclosureOfChangesInLoansAndFinancingLineItems [Line Items]
Loans and financing, beginning	90,505	104,434
Funding	0	0
Charges	3,868	3,909
Monetary and exchange variations	(1,184)	(13,878)
Amortization - principal	0	0
Payment - charges	(3,919)	(3,960)
Loans and financing, ending	89,270	90,505
Local currency
DisclosureOfChangesInLoansAndFinancingLineItems [Line Items]
Loans and financing, beginning	3,955,788	3,972,626
Funding	800,044	93,806
Charges	395,081	448,161
Monetary and exchange variations	18,623	26,336
Amortization - principal	(971,187)	(226,973)
Payment - charges	(528,114)	(358,168)
Loans and financing, ending	R$ 3,670,235	R$ 3,955,788